Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS:
Cash	$ 12,022	$ 2,394	$ 19,921
GST tax receivable	2,432	5,439	6,257
Prepaid expenses and other current assets	6,334	83,299	34,712
TOTAL CURRENT ASSETS	20,788	91,132	60,890
Security deposit - related party	2,109	2,103	2,220
Operating lease right-of-use assets, net - related party	35,391
Property and equipment, net	7,137	8,417	8,277
TOTAL ASSETS	65,425	101,652	71,387
CURRENT LIABILITIES:
Accounts payable	826,853	917,337	1,157,369
Accrued expenses and other payables	590,246	723,042	364,404
Convertible notes and related accrued interest, net of discounts and premiums	2,934,340	1,657,377	4,699,299
Operating lease liability - current portion - related party	14,216
Embedded conversion option liabilities	924,744	698,264	371,532
Due to former director - related parties	31,257	31,164	32,898
Loans from directors and officer - related parties	52,022	51,867	54,753
Employee benefit liability	340,637	323,837	143,052
TOTAL CURRENT LIABILITIES	5,714,315	4,402,888	6,823,307
NON-CURRENT LIABILITIES:
Operating lease liability - long-term portion - related party	23,094
TOTAL NON-CURRENT LIABILITIES	23,094
TOTAL LIABILITIES	5,737,409	4,402,888
Commitments and Contingencies (See Note 7)
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 100,000,000 shares authorized; 2,234,901, 968,042 and 92,859 shares issued; 2,234,852, 967,993 and 92,810 outstanding as of December 31, 2019, June 30, 2019 and 2018, respectively	2,235	968	93
Additional paid-in capital	47,766,162	45,713,322	38,214,213
Accumulated other comprehensive income (loss)	1,001,191	1,066,998	357,929
Accumulated deficit	(54,400,096)	(51,041,047)	(45,282,678)
Treasury stock (49 shares)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS' DEFICIT	(5,671,985)	(4,301,236)	(6,751,920)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	65,425	101,652	71,387
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:	5,000	5,000	5,000
TOTAL STOCKHOLDERS' DEFICIT	5,000	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:
TOTAL STOCKHOLDERS' DEFICIT